JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	68	6,865
TransDigm Group, Inc.	5	6,974
		13,839
Automobiles — 1.9%
Tesla, Inc. *	117	30,548
Beverages — 1.2%
Coca-Cola Co. (The)	146	10,518
Monster Beverage Corp. *	172	8,970
		19,488
Biotechnology — 3.1%
AbbVie, Inc.	130	25,651
Neurocrine Biosciences, Inc. *	31	3,543
Regeneron Pharmaceuticals, Inc. *	10	10,995
Vertex Pharmaceuticals, Inc. *	19	8,913
		49,102
Broadline Retail — 5.1%
Amazon.com, Inc. *	432	80,488
Building Products — 1.0%
Builders FirstSource, Inc. *	26	4,972
Trane Technologies plc	27	10,557
		15,529
Capital Markets — 1.3%
Ameriprise Financial, Inc.	17	8,008
Charles Schwab Corp. (The)	142	9,190
Goldman Sachs Group, Inc. (The)	6	3,108
		20,306
Chemicals — 0.6%
Linde plc	20	9,406
Commercial Services & Supplies — 0.2%
Waste Connections, Inc.	17	3,050
Communications Equipment — 0.7%
Arista Networks, Inc. *	27	10,369
Construction & Engineering — 0.3%
Quanta Services, Inc.	16	4,896
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	10	5,511
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	17	14,813
US Foods Holding Corp. *	94	5,786
		20,599
Electric Utilities — 0.8%
NextEra Energy, Inc.	53	4,514

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
PG&E Corp.	233	4,608
Southern Co. (The)	43	3,852
		12,974
Electrical Equipment — 0.4%
Eaton Corp. plc	17	5,764
Energy Equipment & Services — 0.5%
Baker Hughes Co.	222	8,012
Entertainment — 1.2%
Netflix, Inc. *	18	13,070
Warner Music Group Corp., Class A	204	6,382
		19,452
Financial Services — 4.0%
Block, Inc. *	123	8,248
Mastercard, Inc., Class A	93	46,267
Visa, Inc., Class A	29	7,892
		62,407
Food Products — 0.3%
Mondelez International, Inc., Class A	74	5,459
Ground Transportation — 1.9%
CSX Corp.	314	10,825
Uber Technologies, Inc. *	248	18,635
		29,460
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. *	103	8,666
Stryker Corp.	20	7,126
		15,792
Health Care Providers & Services — 1.9%
HCA Healthcare, Inc.	17	6,860
Humana, Inc.	17	5,505
UnitedHealth Group, Inc.	29	16,948
		29,313
Health Care REITs — 0.5%
Ventas, Inc.	118	7,553
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	1	4,414
Chipotle Mexican Grill, Inc. *	184	10,570
DoorDash, Inc., Class A *	71	10,086
Hilton Worldwide Holdings, Inc.	68	15,715
Starbucks Corp.	100	9,765
		50,550
Insurance — 1.7%
Aon plc, Class A	23	7,780

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Arch Capital Group Ltd. *	45	5,041
Progressive Corp. (The)	55	13,968
		26,789
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	271	45,024
Alphabet, Inc., Class C	203	33,961
Meta Platforms, Inc., Class A	151	86,239
		165,224
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	13	7,891
Machinery — 0.7%
Ingersoll Rand, Inc.	60	5,952
Otis Worldwide Corp.	47	4,854
		10,806
Media — 0.2%
Sirius XM Holdings, Inc.	130	3,069
Oil, Gas & Consumable Fuels — 0.3%
ConocoPhillips	46	4,809
Pharmaceuticals — 2.1%
Eli Lilly & Co.	35	30,417
Merck & Co., Inc.	28	3,199
		33,616
Professional Services — 0.4%
Leidos Holdings, Inc.	43	6,971
Semiconductors & Semiconductor Equipment — 15.9%
Advanced Micro Devices, Inc. *	77	12,647
Analog Devices, Inc.	26	5,999
ASML Holding NV (Registered), NYRS (Netherlands)	8	6,854
Broadcom, Inc.	136	23,388
Lam Research Corp.	11	8,860
Marvell Technology, Inc.	112	8,092
Micron Technology, Inc.	107	11,118
NVIDIA Corp.	1,192	144,706
NXP Semiconductors NV (China)	27	6,427
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	97	16,867
Texas Instruments, Inc.	30	6,279
		251,237
Software — 17.7%
Adobe, Inc. *	8	4,315
Cadence Design Systems, Inc. *	47	12,809
Crowdstrike Holdings, Inc., Class A *	21	5,913
Intuit, Inc.	24	14,977
Microsoft Corp.	360	154,934

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Nutanix, Inc., Class A *	104	6,158
Oracle Corp.	138	23,416
Palo Alto Networks, Inc. *	32	10,729
Salesforce, Inc.	93	25,550
ServiceNow, Inc. *	23	20,213
		279,014
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	56	9,120
Specialty Retail — 4.1%
AutoZone, Inc. *	1	5,188
Best Buy Co., Inc.	57	5,873
Burlington Stores, Inc. *	28	7,354
Lowe's Cos., Inc.	111	30,068
O'Reilly Automotive, Inc. *	15	17,075
		65,558
Technology Hardware, Storage & Peripherals — 10.4%
Apple, Inc.	591	137,661
Dell Technologies, Inc., Class C	36	4,311
Hewlett Packard Enterprise Co.	324	6,637
Seagate Technology Holdings plc	66	7,227
Western Digital Corp. *	125	8,501
		164,337
Total Common Stocks (Cost $699,244)		1,558,308
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $21,987)	21,978	21,992
Total Investments — 100.1% (Cost $721,231)		1,580,300
Liabilities in Excess of Other Assets — (0.1)%		(1,287)
NET ASSETS — 100.0%		1,579,013

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	69	12/20/2024	USD	20,063	425

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,580,300	$—	$—	$1,580,300
Appreciation in Other Financial Instruments
Futures Contracts (a)	$425	$—	$—	$425

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$19,423	$71,261	$68,700	$4	$4	$21,992	21,978	$268	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.